REVENUE - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net:
Total accounts receivable, net	$ 15,143	$ 27,810
Technical services
Accounts receivable, net:
Total accounts receivable, net	3,072	18,904
Professional services
Accounts receivable, net:
Total accounts receivable, net	11,829	8,209
Other
Accounts receivable, net:
Total accounts receivable, net	$ 242	$ 697